GOODWILL AND INTANGIBLE ASSETS - Disclosure of composition of intangible assets and accumulated amortization (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		$ 55,116	$ 37,801
Balance at end of year		96,411	55,116	$ 37,801
Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	31,600	20,755
Balance at end of year	[1]	42,964	31,600	20,755
Distribution rights and Brand
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	3,031	3,296
Balance at end of year	[2]	5,747	3,031	3,296
Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	7,191	3,345
Balance at end of year	[2]	12,656	7,191	3,345
Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	2,401	1,375
Balance at end of year	[1]	21,543	2,401	1,375
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		10,196	8,271
Balance at end of year		12,866	10,196	8,271
Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	697	759
Balance at end of year	[1]	635	697	759
Cost
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		79,440	55,687	40,800
Additions		16,773	14,615	6,708
Acquired through business combinations		33,085	10,742	7,862
Disposals		138		30
Translation differences		(260)	(1,604)	347
Balance at end of year		128,900	79,440	55,687
Cost | Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	49,806	34,209	27,477
Additions	[1]	16,773	14,615	6,708
Acquired through business combinations	[1]	0	1,261	0
Disposals	[1]	138		30
Translation differences	[1]	(26)	(279)	54
Balance at end of year	[1]	66,415	49,806	34,209
Cost | Distribution rights and Brand
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	5,292	5,292	5,292
Additions	[2]	0	0	0
Acquired through business combinations	[2]	3,031	0	0
Disposals	[2]	0		0
Translation differences	[2]	0	0	0
Balance at end of year	[2]	8,323	5,292	5,292
Cost | Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	8,884	4,188	1,636
Additions	[2]	0	0	0
Acquired through business combinations	[2]	7,092	5,046	2,478
Disposals	[2]	0		0
Translation differences	[2]	(60)	(350)	74
Balance at end of year	[2]	15,916	8,884	4,188
Cost | Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	4,456	2,921	2,111
Additions	[1]	0	0	0
Acquired through business combinations	[1]	20,148	1,711	769
Disposals	[1]	0		0
Translation differences	[1]	(30)	(176)	41
Balance at end of year	[1]	24,574	4,456	2,921
Cost | Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		10,196	8,271	3,478
Additions		0	0	0
Acquired through business combinations		2,814	2,724	4,615
Disposals		0		0
Translation differences		(144)	(799)	178
Balance at end of year		12,866	10,196	8,271
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	806	806	806
Additions	[1]	0	0	0
Acquired through business combinations	[1]	0	0	0
Disposals	[1]	0		0
Translation differences	[1]	0	0	0
Balance at end of year	[1]	806	806	806
Accumulated amortization:
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		(24,324)	(17,886)	(13,412)
Amortization		8,321	5,435	4,483
Acquired through business combinations			1,116
Disposals		(138)		(30)
Translation differences		(18)	(113)	21
Balance at end of year		(32,489)	(24,324)	(17,886)
Accumulated amortization: | Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	(18,206)	(13,454)	(10,244)
Amortization	[1]	5,386	3,642	3,240
Acquired through business combinations	[1]		1,116
Disposals	[1]	(138)		(30)
Translation differences	[1]	(3)	(6)	0
Balance at end of year	[1]	(23,451)	(18,206)	(13,454)
Accumulated amortization: | Distribution rights and Brand
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	(2,261)	(1,996)	(1,730)
Amortization	[2]	315	265	266
Acquired through business combinations	[2]		0
Disposals	[2]	0		0
Translation differences	[2]	0	0	0
Balance at end of year	[2]	(2,576)	(2,261)	(1,996)
Accumulated amortization: | Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	(1,693)	(843)	(423)
Amortization	[2]	1,574	902	407
Disposals	[2]	0		0
Translation differences	[2]	(7)	(52)	13
Balance at end of year	[2]	(3,260)	(1,693)	(843)
Accumulated amortization: | Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	(2,055)	(1,546)	(1,015)
Amortization	[1]	984	564	523
Disposals	[1]	0		0
Translation differences	[1]	(8)	(55)	8
Balance at end of year	[1]	(3,031)	(2,055)	(1,546)
Accumulated amortization: | Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		0	0	0
Amortization		0	0	0
Disposals		0		0
Translation differences		0	0	0
Balance at end of year		0	0	0
Accumulated amortization: | Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	(109)	(47)	0
Amortization	[1]	62	62	47
Disposals	[1]	0		0
Translation differences	[1]	0	0	0
Balance at end of year	[1]	$ (171)	$ (109)	$ (47)

[1]	Amortization of technology, patents and development costs are included in “depreciation and amortization in respect of technology, patents and capitalized development costs”.
[2]	Amortization of customer relationship and distribution rights are included under selling, general and administrative expenses.